Intangible Assets - Additional Information (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about intangible assets [line items]
Period of evaluation	5 years
Impairment loss	R$ 593,280
Software [member]
Disclosure of detailed information about intangible assets [line items]
Software in progress	R$ 35,718	R$ 56,472
Bottom of range [member]
Disclosure of detailed information about intangible assets [line items]
Discount rate	8.50%
Real growth rate	0.00%
Top of range [member]
Disclosure of detailed information about intangible assets [line items]
Discount rate	11.00%
Real growth rate	1.00%
Extrafarma [member]
Disclosure of detailed information about intangible assets [line items]
Period of evaluation	10 years
Period to maturity	4 years